4. NEW AND REVISED STANDARDS AND INTERPRETATIONS ISSUED BUT NOT YET ADOPTED/EFFECTIVE	12 Months Ended
Dec. 31, 2017
New And Revised Standards And Interpretations Issued But Not Yet Adoptedeffective
NEW AND REVISED STANDARDS AND INTERPRETATIONS ISSUED BUT NOT YET ADOPTED/EFFECTIVE

The standards and interpretations described below are expected to have an impact on Hudson’s financial position, performance, and / or disclosures. Hudson intends to adopt these standards when they become effective.

IFRS 9

Financial Instruments (effective January 1, 2018)

IFRS 9 addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets.

Phase 1: Classification and measurement – determines how financial assets and financial liabilities are accounted for and measured on an ongoing basis.

The Group currently has no financial assets classified as available for sale, held-to-maturity or FVOCI. The financial assets and liabilities currently classified as FVPL will continue to meet the criteria for this as these do not include any non-derivatives. Hence there will be no change to the accounting for these assets and liabilities.

Phase 2: Impairment – a new single expected loss impairment model is introduced that will require more timely recognition of expected credit losses.

The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortized cost, debt instruments measured at FVOCI, contract assets under IFRS 15 Revenue from Contracts with Customers, lease receivables, loan commitments and certain financial guarantee contracts. Based on the assessments undertaken at the statement of financial position date, the Group does not expect a significant increase in the loss allowances.

Phase 3: Hedge accounting – the new model aligns the accounting treatment with risk management activities, users of the financial statements will be provided with better information about risk management and the effect of hedge accounting on the financial statements.

As a general rule, more hedge relationships might be eligible for hedge accounting, as the standard introduces a more principles-based approach. The Group has confirmed that its current hedge relationships will qualify as continuing hedges upon the adoption of IFRS 9. In addition, the Group is considering to designate the intrinsic value of foreign currency option contracts as hedging instruments going forward. These are currently accounted as derivatives at FVPL. Changes in the fair value of foreign exchange forward contracts attributable to forward points, and in the time value of the option contracts, will in this case in future be deferred in new costs of hedging reserve (OCI) within equity. The deferred amounts will be recognized against the related hedged transaction when it occurs.

The Group has elected to apply the limited exemption in IFRS 9 paragraph 7.2.15 relating to the transition for classification and measurement and impairment, and accordingly will not be restating the 2017 comparative period, except in relation to changes in the fair value of foreign exchange forward contracts attributable to forward points, which will be recognized in the costs of hedging reserve (OCI) (the Group did not utilize these hedges during 2017).

This will mean that:

–	any adjustments to carrying amounts of financial assets or liabilities will be recognized at the beginning of the next reporting period, with the difference recognized in opening retained earnings;
–	financial assets will not be reclassified in the statement of financial position for the comparative period;
–	allowances for impairment will not be restated in the comparative period;
–	the transition will be a change in accounting policy, and disclosures required by IAS 8 will be illustrated;
–	a third statement of financial position as at January 1, 2017 will not be presented. The retrospective application of the accounting for the forward element of forward contracts will not impact the statement of financial position for the year ended December 31, 2017, other than on retained earnings and reserves which are disclosed in the statement of changes in equity.
–	disclosure requirements arising from the consequential amendments made to IFRS 7 by IFRS 9 will not be presented in relation to the comparative period.

The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the Group’s disclosures about its financial instruments particularly in the year of the adoption of the new standard.

Hudson expects that the reclassifications from the IAS 39 financial assets categories to the IFRS 9 categories will have no impact on the measurement categories. The allowances for trade receivables and receivables for advertising income are not expected to increase due to the adoption of IFRS 9 in 2018.

IFRS 15

Revenue from contracts with customers (effective January 1, 2018)

IFRS 15, revenue from contracts with customers deals with revenue recognition and establishes principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. Revenue is recognized when a customer obtains control of a good or service and thus has the ability to direct the use and obtain the benefits from the good or service.

The standard replaces IAS 18 Revenue and IAS 11 Construction contracts and related interpretations. Hudson has analyzed the impact of the standard and has not identified any material changes to the current revenue recognition approach. Hudson considered the following aspects:

(a) Sale of goods

Hudson’s retail sales are in cash or credit card and the revenue recognition occurs when the assets are transferred to the customer.

(b) Advertising income

Advertising income is recognized when the services have been rendered.

The Group intends to adopt the modified retrospective approach, which means that the cumulative impact of the adoption (if any), will be recognized in retained earnings as of January 1, 2018 and that the comparatives will not be restated.

IFRS 16

Leases (effective January 1, 2019)

Lessees will be required to recognize a lease liability for the obligation to make lease payments and a right-of-use asset for the right to use the underlying asset for the lease term. The lease liability will be measured at present value of the lease payments to be made over the lease term. In other words, lessees will appear to become more asset-rich but also more indebted. To be considered as such, a lease agreement has to convey the right to control the use of an identified asset throughout the period of use, so that the customer has the right to obtain substantially all of the economic benefits from the use of the identified asset; and direct the use of the identified asset (i.e. direct how and for what purpose the asset is used).

The standard will mainly affect the accounting of:

a) Concession agreements

Hudson enters into concession agreements with operators of airports, railway stations etc. to operate retail shops. Usually these arrangements require a variable compensation based on sales or other activity indicators, with a minimum threshold. In those cases where at the inception of the agreement the minimum amounts can be calculated reliably over the respective contractual terms, Hudson will account for this part as a lease in accordance with IFRS 16,

b) Rent agreements for office and warehouse buildings

These agreements will usually qualify as leases under IFRS 16, except if the agreement is cancellable within 12 months.

As at the reporting date, the Group has non-cancellable operating lease commitments with remaining duration of more than 12 months. These lease agreements have minimal firm commitments and most of them also fees in proportion to the net sales of the specific shop.

The Group has hundreds of concession agreements with individual wording and specifications. Had the Group adopted the new lease standard as of December 31, 2017, we estimate the amount of right-of-use assets and lease liabilities that would have to be recognized at about USD 1 to 2 billion. In 2017 the Group recognized the lease payments as selling expenses (concession fees and rents) of USD 399.1 million and as general expenses (premises) of USD 14.9 million.

Amendments that are considered to be insignificant from a current point of view:

Sale or Contribution of Assets between an Investor and its Associate or Joint venture (proposed amendments to IFRS 10 and IAS 28)

(effective date not yet defined by IASB)

The gain or loss resulting from the sale to or contribution from an associate of assets that constitute a business as defined in IFRS 3 is recognized in full. The gain or loss resulting from the sale to or contribution from a subsidiary that does not constitute a business as defined in IFRS 3 (i. e. not a group of assets conforming a business) to an associate is recognized only to the extent of unrelated investors’ interests in the associate.

Annual Improvements 2014 – 2016 – issued December 2016

IAS 28 Investment in Associates and Joint ventures (effective January 1, 2018)

Clarification that the election to measure at fair value through profit or loss is available on an investment-by-investment basis, upon initial recognition.

–	Interpretation 22 – Foreign Currency Transactions and Advance Considerations (effective January 1, 2018)

Clarification of the date to be used for the exchange rate on initial recognition of a related asset, expense or income where consideration is paid or received in advance for foreign currency denominated contracts. For each payment the date to be used is the same as the date for the initial recognition of the related non-monetary asset or liability.